Equity - Issued capital and capital reserve (Details) - Common shares - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Number of shares issued and fully paid, Beginning	27,595,835	22,567,971	22,118,000
Issued shares		4,998,000
Exercise of options	1,404,000	30,000	450,000
Number of shares issued and fully paid, Ending	29,000,137	27,595,835	22,567,971
Authorized common shares	79,000,000	79,000,000	79,000,000
Par value per share (in euros per share)	€ 0.12	€ 0.12	€ 0.12